PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Out of period adjustment
Defined Benefit Plans
Net actuarial loss (gain)		$ (15.0)
U.S..
Defined Benefit Plans
Net actuarial loss (gain)	140.6	(73.4)	93.5
Prior service cost (credit)		19.9
Amortization of unrecognized net actuarial loss	(16.8)	(18.6)	(14.9)
Amortization of unrecognized prior service (cost) credit	(1.2)	(0.3)	(0.4)
Net amount recognized in other comprehensive loss (income)	122.6	(72.4)	78.2
Int'l
Defined Benefit Plans
Net actuarial loss (gain)	51.3	6.1	16.4
Prior service cost (credit)	(7.3)
Amortization of unrecognized net actuarial loss	(5.6)	(8.0)	(3.3)
Amortization of unrecognized prior service (cost) credit	(1.0)	(0.4)	(0.5)
Net transition asset		0.1	0.5
Net amount recognized in other comprehensive loss (income)	37.4	(2.2)	13.1
U.S. Postretirement Health Benefits
Defined Benefit Plans
Net actuarial loss (gain)	0.3	(0.9)	1.7
Amortization of unrecognized net actuarial loss	(2.8)	(2.5)	(2.7)
Amortization of unrecognized prior service (cost) credit	3.3	17.2	4.8
Net amount recognized in other comprehensive loss (income)	$ 0.8	$ 13.8	$ 3.8